Retirement Benefit Plans - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Defined contribution expense	£ 30	£ 33
Defined benefit expense	£ 4	£ 23